Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total	$ 3,120,481	$ 3,027,203
Less: current maturities	(390,042)	(299,909)
Long-term debt	2,730,439	2,727,294
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Total	396,398	395,814
7% Debentures, Due 2025
Debt Instrument [Line Items]
Total	124,272	124,180
6.60% Senior Notes, Due 2018
Debt Instrument [Line Items]
Total		299,871
3.450% Senior Notes, Due 2027
Debt Instrument [Line Items]
Total	296,939	296,628
3.500% Senior Notes, Due 2027
Debt Instrument [Line Items]
Total	494,765	494,352
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Total	228,094	228,033
4.250% Senior Notes, Due 2047
Debt Instrument [Line Items]
Total	591,541	591,688
Other Notes
Debt Instrument [Line Items]
Total	256	308
Floating Rate Notes, Due 2019
Debt Instrument [Line Items]
Total	299,260	298,102
Trade Receivable Facility
Debt Instrument [Line Items]
Total	390,000
Floating Rate Notes, Due 2020
Debt Instrument [Line Items]
Total	$ 298,956	$ 298,227